Note Payable	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Note Payable

NOTE 6 – NOTE PAYABLE

The note payable is comprised of the following at:

	December 31, 2016	June 30, 2016
	(Unaudited)
Note payable	$3,500,000	$2,712,787
Less: unamortized loan discount	-	(154,462)
Less: unamortized debt issuance costs	-	(79,605)
Total note payable, net	$3,500,000	$2,478,720

On June 10, 2014, the Company entered into a Note Purchase Agreement (“Agreement”) with Pacific Investment Management Company (“PIMCO”) that authorized the issuance of up to $2,500,000. On June 12, 2014, the Company entered into a Senior Secured Note (“Note”) whereby the Company drew $1,500,000. On February 6, 2015, and October 20, 2015, the Company drew down an additional $500,000 on each date.

On December 16, 2016, the Company entered into an Amended and Restated Note Purchase Agreement (the “PIMCO Amendment”) with PIMCO pursuant to which the Company issued a $3.5 million 9% Senior Secured Fixed Rate Note due July 12, 2020 (the “Note”). The Note refinanced our prior 14% Senior Secured Note in the principal amount of $2.5 million (the “Prior Note”), providing us with an additional $1 million in working capital. As with the Prior Note, the Note is secured by a lien on substantially all of our assets (other than those sold pursuant to our factoring agreement with Crown Financial).

In connection with the PIMCO Amendment, (i) PIMCO converted $278,689 in accrued and unpaid interest into 1,990,639 shares of our common stock. In addition, the Company had previously issued PIMCO a warrant to purchase ten percent of its equity at an exercise price of $1.5 million. The Company amended the terms of the common stock purchase warrant previously issued to PIMCO to reduce the exercise price thereof to $350,000. The amended terms are considered significant and as such the Company is accounting for the PIMCO Amendment as an extinguishment of the prior note payable and the issuance of a new note payable. As a result, the Company recorded a loss on extinguishment of $175,575, which represents $83,465 of unamortized loan discount, $39,515 of unamortized debt issuance costs, and $52,595 of stock-based compensation paid PIMCO. The stock-based compensation is comprised of the incremental value provided by the warrant amendment and the amount by which the fair value of the common stock issued exceeded the amount of settled principal and accrued interest. The shares of common stock were fair valued using the Company’s traded stock price. The incremental fair value added to the warrant was determined by using the Black-Scholes option pricing model with the following variables: annual dividend yield of 0%; expected life of 7.5 years; risk free rate of return of 2.41%; and expected volatility of 158%.

The Note includes various covenants, including, but not limited to, having annual audited financial statements within 90 days of the end of the fiscal year. At December 31, 2016, the Company was not in compliance with all covenants due to untimely filing of the second quarter 10Q. The Company received a waiver from PIMCO to alleviate the non-compliance.

NOTE 5 – NOTE PAYABLE

The note payable is comprised of the following at:

	June 30,
	2016	2015
Note payable	$2,712,787	$2,000,000
Less: unamortized loan discount	(154,462)	(277,070)
Less: unamortized debt issuance costs	(79,605)	(102,641)
Total Note Payable, net	$2,478,720	$1,620,289

On June 10, 2014, the Company entered into a Note Purchase Agreement (“Agreement”) with Pacific Investment Management Company (“PIMCO”) that authorized the issuance of up to $2,500,000. On June 12, 2014, the Company entered into a Senior Secured Note (“Note”) whereby the Company drew $1,500,000. The note bears interest at 14% and an effective interest rate of 21%. This Note is collateralized by all of the assets of the Company.

On February 6, 2015, the Company drew down an additional $500,000 of funds on the PIMCO Note Payable. Following the February 6, 2015 draw, the principal balance payable on the PIMCO note is $2,000,000, and the Company has an additional $500,000 available to draw on this loan facility. The full principal balance outstanding related to this note is due on July 12, 2017. Subsequently, the parties reached an agreement to treat the interest as Payment in Kind (PIK) and add the interest to the amount of the loan on a quarterly basis. This, in effect, increased the amount of the loan.

The Note includes various covenants, including but not limited to, having annual audited financial statements within 90 days of the end of the fiscal year. At June 30, 2016, the Company is in compliance with all covenants.

In connection with the Note, the Company granted warrants to acquire up to 10% of the Company’s capital stock based on an aggregate enterprise fair market value of $15.0 million. The Company valued the warrants using the Black-Scholes option pricing model with the following variables: annual dividend yield of 0%; expected life of 10 years; risk free rate of return of 2.92%; and expected volatility of 0%. The Company estimated the value of the warrants to be $377,480, which is recorded as a loan discount and is being amortized under the effective interest method to interest expense over the term of the loan.

Environmental Turf Services, LLC [Member]
Note Payable

Note 6 – promissory Note Payable, related party and due to related party

The Company entered into a promissory note payable with a family member of a former managing member as part of specified royalties owed as part of the acquisition of the former managing member’s equity interest. As of June 30, 2016 and September 30, 2016, the total outstanding balance on this note was $15,000.

The Company was advanced proceeds from its managing member during 2015 at a zero stated interest rate. As of June 30, 2016 and September 30, 2016, the outstanding balance on the advance was $500 and $0; respectively.

Note 6 – Note Payable, Promissory note payable and due to related party

On March 3, 2014 the Company entered into a short-term note payable with a financial institution. The note was due June 3, 2014 and interest is stated at 5%. The principal and interest are due upon maturity. As of December 31, 2015 and 2014, the outstanding principal balance on the note was $0 and $12,198; respectively.

The Company entered into a promissory note payable with a family member of a former managing member as part of specified royalties owed as part of the acquisition of the former managing member’s equity interest. As of December 31, 2015 and 2014, the total outstanding balance on this note was $15,000.

The Company was advanced proceeds from its managing member during 2015 at a zero stated interest rate. As of December 31, 2015 and 2014, the outstanding balance on the advance was $500 and $0; respectively.